Shareholder Report, Line Graph (Details) 194012_Jensen Global Quality Growth Fund_Class J_TSR Annual {Class J} - USD ($)								12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	Apr. 15, 2020	May 31, 2026
Class J
Account Value [Line Items]
Accumulated Value	$ 17,911	$ 16,170	$ 14,556	$ 13,832	$ 14,263	$ 10,810	$ 10,000	$ 19,282
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Net Total Return Index (USD)
Accumulated Value	$ 20,464	$ 18,005	$ 14,573	$ 14,450	$ 15,501	$ 10,928	$ 10,000	$ 26,658